Right-of-use assets, long-term financial assets and lease liabilities	6 Months Ended
Jun. 30, 2023
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

6.Right-of-use assets, long-term financial assets and lease liabilities

AC Immune recognized no additions for its right-of-use leased assets for the six months ended June 30, 2023.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates are 3.5% for buildings, 5.3% for office equipment and 2.6% for IT equipment, respectively.

The following table shows the movements in the net book values of right-of-use of leased assets for the six months ended June 30, 2023:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2022	2,708	74	26	2,808
Depreciation	(250)	(12)	(7)	(269)
Balance as of June 30, 2023	2,458	62	19	2,539

There are no variable lease payments that are not included in the measurement of lease obligations. All extension options have been included in the measurement of lease obligations.

For the three and six months ended June 30, 2023, and 2022, the impact on the Company’s condensed consolidated statements of income/(loss) and the condensed consolidated statements of cash flows is as follows:

	For the Three Months
	Ended June 30,
In CHF thousands	2023	2022
Statements of income/(loss)
Depreciation of right-of-use assets	134	141
Interest expense on lease liabilities	24	18
Expense for short-term leases and leases of low value	189	173
Total	347	332

Statements of cash flows
Total cash outflow for leases	349	333

	For the Six Months
	Ended June 30,
In CHF thousands	2023	2022
Statements of income/(loss)
Depreciation of right-of-use assets	269	282
Interest expense on lease liabilities	47	36
Expense for short-term leases and leases of low value	488	347
Total	804	665

Statements of cash flows
Total cash outflow for leases	805	666

The following table presents the contractual undiscounted cash flows for lease obligations as of June 30, 2023:

As of
In CHF thousands	June 30, 2023
Less than one year	633
1-3 years	1,214
3-5 years	888
Total	2,735

The Company also has deposits in escrow accounts totaling CHF 0.4 million for leases of the Company’s premises as of both June 30, 2023 and December 31, 2022, respectively. These deposits are presented in Long-term financial assets on the Company’s condensed consolidated balance sheets.